Other Gains and Losses (Tables)	6 Months Ended
Jun. 30, 2025
Other Gains and Losses [abstract]
Schedule of Other Gains and Losses
	Six months ended June 30
	2024	2025
Gain on disposal of property, plant and equipment, net	$39	$—
Gain (loss) on financial liabilities at fair value through profit or loss	(4,146)	1,469,151
Foreign exchange gains (losses)	(137,836)	117,842
Others	(655)	(7,993)
	$(142,598)	$1,579,000